PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Short-Term Investments 101.6%
Affiliated Mutual Fund 21.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $5,561,433)(bb)(wb)	5,561,433	$5,561,433

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 80.5%
U.S. Treasury Bills	3.627%(bb)(s)	06/30/26(k)	3,000	2,981,864

U.S. Treasury Bills	3.639(s)	06/30/26	7,000	6,957,683

U.S. Treasury Bills	3.673(s)	10/08/26	11,500	11,316,946

Total U.S. Treasury Obligations (cost $21,255,773)				21,256,493

TOTAL INVESTMENTS 101.6% (cost $26,817,206)				26,817,926
Liabilities in excess of other assets(z) (1.6)%				(425,543)

Net Assets 100.0%				$26,392,383

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2026(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
32	Brent Crude	Jul. 2026	$3,532,800	$954,635
7	Cocoa	Jul. 2026	249,830	27,633
7	Coffee ’C’	Jul. 2026	749,569	9,598
7	Copper	Jul. 2026	1,046,588	64,358
46	Corn	Jul. 2026	1,091,925	25,508
2	Cotton No. 2	Jul. 2026	82,200	6,210
6	Gasoline RBOB	Jul. 2026	868,720	93,292
7	Gold 100 OZ	Jun. 2026	3,240,720	(347,500)
15	Hard Red Winter Wheat	Jul. 2026	520,125	51,388
12	Lean Hogs	Jun. 2026	490,920	(32,160)
10	Live Cattle	Jun. 2026	1,016,000	74,136
6	LME Lead	May 2026	292,833	(3,394)
4	LME Lead	Jul. 2026	195,326	942
8	LME Nickel	May 2026	927,314	103,908
2	LME Nickel	Jul. 2026	233,439	30,359
18	LME PRI Aluminum	May 2026	1,590,399	171,155
15	LME PRI Aluminum	Jul. 2026	1,308,026	2,977
10	LME Zinc	May 2026	841,770	18,630
8	LME Zinc	Jul. 2026	674,010	4,804
11	Low Sulphur Gas Oil	Jul. 2026	1,261,425	65,150

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Commodity Futures contracts outstanding at April 30, 2026(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
66	Natural Gas	Jul. 2026	$2,009,040	$(97,032)
23	No. 2 Soft Red Winter Wheat	Jul. 2026	732,263	36,847
7	NY Harbor ULSD	Jul. 2026	1,143,131	62,151
2	Silver	Jul. 2026	740,280	27,205
18	Soybean	Jul. 2026	1,075,950	9,493
22	Soybean Meal	Jul. 2026	701,580	6,291
15	Soybean Oil	Jul. 2026	670,860	45,588
40	Sugar #11 (World)	Jul. 2026	654,528	(6,347)
27	WTI Crude	Jul. 2026	2,676,780	220,255
				1,626,080
Short Positions:
6	LME Lead	May 2026	292,833	(5,786)
8	LME Nickel	May 2026	927,314	(113,273)
18	LME PRI Aluminum	May 2026	1,590,399	(47,184)
3	LME PRI Aluminum	Jul. 2026	261,605	5,011
10	LME Zinc	May 2026	841,770	(24,930)
				(186,162)
				$1,439,918

(1)	Represents positions held in the Cayman Subsidiary.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).